CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - Angel Studios, Inc. CIK: 0001671941 - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	85,000,000	85,000,000	85,000,000
Common stock, shares issued	25,667,960	24,991,300	24,272,281
Common stock, shares outstanding	25,667,960	24,991,300	24,272,281